Advance to Suppliers (Details) - Schedule of Advances to Suppliers Net - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Advances to Suppliers Net [Abstract]
Advances to suppliers for inventory raw material purchase	$ 180,643	$ 16,701
Less: allowance for doubtful accounts
Advances to suppliers	$ 180,643	$ 16,701